Note 1 - Nature of the Business and Basis of Preparation - Schedule of Subsidiaries (Details)	Mar. 31, 2019
BeyondSpring Pharmaceuticals Inc. [Member]
Equity method investment, ownership percentage	100.00%
BeyondSpring Ltd. [Member]
Equity method investment, ownership percentage	100.00%
BeyondSpring HK [Member]
Equity method investment, ownership percentage	100.00%
Wanchun Biotechnology Limited [Member]
Equity method investment, ownership percentage	100.00%
Wanchun Biotechnology (Shenzhen) Ltd. [Member]
Equity method investment, ownership percentage	100.00%
Dalian Wanchunbulin Pharmaceuticals Ltd. (“Wanchunbulin”) [Member]
Equity method investment, ownership percentage	60.00%
BeyondSpring Pharmaceuticals Australia PTY Ltd. (“BeyondSpring Australia”) [Member]
Equity method investment, ownership percentage	100.00%
Beijing Wanchun Pharmaceutical Technology Ltd. [Member]
Equity method investment, ownership percentage	60.00%